Share-Based Compensation - Restricted Stock Units Narrative (Details)	9 Months Ended
Sep. 30, 2025
Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of award vesting rights	25.00%
Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of award vesting rights	6.25%
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years